TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Transactions With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Senior Management [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 2,302	$ 2,391	$ 1,934
Director [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 300	$ 373	$ 280